Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income [Abstract]
Unrealized gains on available-for-sale securities, net of tax	$ 1,280	$ 1,238
Unrealized loss on securities transferred to held-to-maturity, net of tax	(35)	(70)
Net losses and past service liability for defined benefit plan, net of tax	(1,072)	(649)
Accumulated other comprehensive income	$ 173	$ 519